Segment Information	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Segment Information [Abstract]
Segment Information
14.	Segment Information
The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity. The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit). Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments. Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the condensed consolidated statements of operations. In addition, certain costs associated with field operations support that are reported in operating expenses within the condensed consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments. Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies Note in the Partnership's Annual Report on Form 10-K for the fiscal year ended September 24, 2011.
The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users. In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas. In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.
The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.
The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania. Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.
Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain relevant financial information by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Revenues:
Propane	$283,759	$358,309	$524,115	$617,710
Fuel oil and refined fuels	43,748	63,518	74,729	101,920
Natural gas and electricity	21,708	32,689	39,759	51,657
All other	8,411	9,586	18,909	21,122

Total revenues	$357,626	$464,102	$657,512	$792,409

Operating income:
Propane	$70,483	$108,128	$113,981	$173,266
Fuel oil and refined fuels	3,465	13,033	5,931	14,755
Natural gas and electricity	1,639	5,375	4,343	8,620
All other	(3,732)	(2,951)	(6,329)	(5,514)
Corporate	(15,730)	(16,352)	(31,511)	(33,553)

Total operating income	56,125	107,233	86,415	157,574
Reconciliation to net income:
Loss on debt extinguishment	507	-	507	-
Interest expense, net	6,425	6,819	13,263	13,665
Provision for income taxes	(380)	98	(160)	464

Net income	$49,573	$100,316	$72,805	$143,445

Depreciation and amortization:
Propane	$4,942	$4,800	$9,855	$9,493
Fuel oil and refined fuels	620	617	1,162	1,271
Natural gas and electricity	79	224	303	447
All other	20	98	53	105
Corporate	1,988	2,715	4,061	5,318

Total depreciation and amortization	$7,649	$8,454	$15,434	$16,634

	As of
	March 24, 2012	September 24, 2011
Assets:
Propane	$728,135	$706,008
Fuel oil and refined fuels	48,347	44,973
Natural gas and electricity	18,621	18,675
All other	3,694	3,719
Corporate	132,681	183,084

Total assets	$931,478	$956,459

14.	Segment Information

The Partnership manages and evaluates its operations in five operating segments, three of which are reportable segments: Propane, Fuel Oil and Refined Fuels and Natural Gas and Electricity.  The chief operating decision maker evaluates performance of the operating segments using a number of performance measures, including gross margins and income before interest expense and provision for income taxes (operating profit).  Costs excluded from these profit measures are captured in Corporate and include corporate overhead expenses not allocated to the operating segments.  Unallocated corporate overhead expenses include all costs of back office support functions that are reported as general and administrative expenses within the consolidated statements of operations.  In addition, certain costs associated with field operations support that are reported in operating expenses within the consolidated statements of operations, including purchasing, training and safety, are not allocated to the individual operating segments.  Thus, operating profit for each operating segment includes only the costs that are directly attributable to the operations of the individual segment. The accounting policies of the operating segments are otherwise the same as those described in the summary of significant accounting policies in Note 2.

The propane segment is primarily engaged in the retail distribution of propane to residential, commercial, industrial and agricultural customers and, to a lesser extent, wholesale distribution to large industrial end users.  In the residential and commercial markets, propane is used primarily for space heating, water heating, cooking and clothes drying. Industrial customers use propane generally as a motor fuel burned in internal combustion engines that power over-the-road vehicles, forklifts and stationary engines, to fire furnaces and as a cutting gas.  In the agricultural markets, propane is primarily used for tobacco curing, crop drying, poultry brooding and weed control.

The fuel oil and refined fuels segment is primarily engaged in the retail distribution of fuel oil, diesel, kerosene and gasoline to residential and commercial customers for use primarily as a source of heat in homes and buildings.

The natural gas and electricity segment is engaged in the marketing of natural gas and electricity to residential and commercial customers in the deregulated energy markets of New York and Pennsylvania.  Under this operating segment, the Partnership owns the relationship with the end consumer and has agreements with the local distribution companies to deliver the natural gas or electricity from the Partnership's suppliers to the customer.

Activities in the “all other” category include the Partnership's service business, which is primarily engaged in the sale, installation and servicing of a wide variety of home comfort equipment, particularly in the areas of heating and ventilation, and activities from the Partnership's HomeTown Hearth & Grill and Suburban Franchising subsidiaries.

The following table presents certain data by reportable segment and provides a reconciliation of total operating segment information to the corresponding consolidated amounts for the periods presented:

	Year Ended
	September 24,	September 25,	September 26,
	2011	2010	2009
Revenues:
Propane	$929,492	$885,459	$864,012
Fuel oil and refined fuels	139,572	135,059	159,596
Natural gas and electricity	84,721	77,587	76,832
All other	36,767	38,589	42,714
Total revenues	$1,190,552	$1,136,694	$1,143,154

Operating income:
Propane	$203,567	$230,717	$268,969
Fuel oil and refined fuels	11,140	11,589	17,950
Natural gas and electricity	11,667	11,629	12,791
All other	(13,750)	(17,995)	(16,346)
Corporate	(69,396)	(82,572)	(72,749)
Total operating income	143,228	153,368	210,615
Reconciliation to net income:
Loss on debt extinguishment	-	9,473	4,624
Interest expense, net	27,378	27,397	38,267
Provision for income taxes	884	1,182	2,486
Net income	$114,966	$115,316	$165,238

Depreciation and amortization:
Propane	$19,525	$17,505	$15,951
Fuel oil and refined fuels	4,139	3,277	4,253
Natural gas and electricity	897	970	1,008
All other	111	261	436
Corporate	10,956	8,821	8,695
Total depreciation and amortization	$35,628	$30,834	$30,343

	As of
	September 24,	September 25,
	2011	2010
Assets:
Propane	$706,008	$693,699
Fuel oil and refined fuels	44,973	57,681
Natural gas and electricity	18,675	21,552
All other	3,719	3,042
Corporate	183,084	194,940
Total assets	$956,459	$970,914